PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 59.2%
Communication Services: 2.4%
572,955
Alphabet, Inc. - Class A
$ 88,601,761
1.4
119,032  Meta Platforms, Inc. -
Class A
68,605,284
1.0
157,207,045
2.4
Consumer Discretionary: 4.2%
1,039,147
(1)(2)
Amazon.com, Inc.
197,708,108
3.1
39,034  Hilton Worldwide
Holdings, Inc.
8,882,187
0.1
42,100
(1)
McDonald's Corp.
13,150,777
0.2
191,797
(3)
Service Corp.
International
15,382,119
0.2
30,100
(1)
Starbucks Corp.
2,952,509
0.1
198,500
Yum! Brands, Inc.
31,235,960
0.5
269,311,660
4.2
Consumer Staples: 0.3%
175,500
Keurig Dr Pepper, Inc.
6,005,610
0.1
77,200
PepsiCo, Inc.
11,575,368
0.2
17,580,978
0.3
Energy: 1.3%
2,809,438  Canadian Natural
Resources Ltd.
86,530,690
1.3
Financials: 1.5%
19,700
Aon PLC - Class A
7,862,073
0.1
10,500  Cboe Global Markets,
Inc.
2,376,045
0.0
33,700
CME Group, Inc.
8,940,273
0.1
39,026  Intercontinental
Exchange, Inc.
6,731,985
0.1
20,500  Marsh & McLennan
Cos., Inc.
5,002,615
0.1
200,187  Willis Towers Watson
PLC
67,653,197
1.1
98,566,188
1.5
Health Care: 15.2%
505,693
Abbott Laboratories
67,080,176
1.0
80,600
AbbVie, Inc.
16,887,312
0.3
67,000
(2)
Alnylam
Pharmaceuticals, Inc.
18,091,340
0.3
64,017  AmerisourceBergen
Corp.
17,802,488
0.3
829,331  Becton Dickinson and
Co.
189,966,559
2.9
13,248
(1)(2)
Biogen, Inc.
1,812,856
0.0
52,822
Cardinal Health, Inc.
7,277,287
0.1
173,700
Cigna Group
57,147,300
0.9
499,268
Danaher Corp.
102,349,940
1.6
70,902
Eli Lilly & Co.
58,558,671
0.9
73,600
GE Healthcare, Inc.
5,940,256
0.1
11,142
Humana, Inc.
2,948,173
0.0
42,800
Johnson & Johnson
7,097,952
0.1
187,364
McKesson Corp.
126,094,098
2.0
1,432,754
(3)
Revvity, Inc.
151,585,373
2.3
122,873  Thermo Fisher
Scientific, Inc.
61,141,605
0.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
181,538  UnitedHealth Group,
Inc.
$ 95,080,528
1.5
986,861,914
15.2
Industrials: 7.3%
13,247,296
(2)(3)
Aurora Innovation, Inc.
89,088,066
1.4
108,574  Ferguson Enterprises,
Inc.
17,396,812
0.3
1,766,809
Fortive Corp.
129,295,083
2.0
479,553
(3)
Ingersoll Rand, Inc.
38,378,626
0.6
10,600  L3Harris Technologies,
Inc.
2,218,686
0.0
21,100
Lockheed Martin Corp.
9,425,581
0.1
61,200  Northrop Grumman
Corp.
31,335,012
0.5
447,744
RTX Corp.
59,308,170
0.9
473,371
Veralto Corp.
46,130,004
0.7
195,512
Waste Connections, Inc.
38,161,987
0.6
45,700  Waste Management,
Inc.
10,580,007
0.2
471,318,034
7.3
Information Technology: 22.3%
690,940
(1)(2)
Advanced Micro
Devices, Inc.
70,987,176
1.1
739,937  Amphenol Corp. - Class
A
48,532,468
0.8
413,993
Apple, Inc.
91,960,265
1.4
36,400
ASML Holding NV
24,119,732
0.4
219,047
(1)(2)
Autodesk, Inc.
57,346,505
0.9
167,200
Broadcom, Inc.
27,994,296
0.4
90,547
Intuit, Inc.
55,594,952
0.9
342,923
Marvell Technology, Inc.
21,113,769
0.3
48,601
(1)
Mastercard, Inc. - Class
A
26,639,180
0.4
984,288
Microsoft Corp.
369,491,872
5.7
1,566,792
NVIDIA Corp.
169,808,917
2.6
73,677  NXP Semiconductors
NV
14,003,051
0.2
884,404
(1)(2)
PTC, Inc.
137,038,400
2.1
320,425  Roper Technologies,
Inc.
188,916,171
2.9
104,374
Salesforce, Inc.
28,009,807
0.4
39,879
(1)(2)
Teledyne Technologies,
Inc.
19,848,177
0.3
110,721
Visa, Inc. - Class A
38,803,282
0.6
246,576
(2)
Workday, Inc. - Class A
57,582,893
0.9
1,447,790,913
22.3
Materials: 0.1%
8,700
Linde PLC
4,051,068
0.1
Real Estate: 0.2%
35,000
American Tower Corp.
7,616,000
0.1
20,200  SBA Communications
Corp.
4,444,202
0.1
12,060,202
0.2
Utilities: 4.4%
33,200
Alliant Energy Corp.
2,136,420
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
832,868
Ameren Corp.
$ 83,619,947
1.3
49,000  American Electric
Power Co., Inc.
5,354,230
0.1
3,012,983
(3)
CenterPoint Energy, Inc.
109,160,374
1.7
69,153
DTE Energy Co.
9,561,785
0.1
28,400
Duke Energy Corp.
3,463,948
0.0
140,300
Exelon Corp.
6,465,024
0.1
1,542,526
NiSource, Inc.
61,839,868
1.0
45,600  WEC Energy Group,
Inc.
4,969,488
0.1
286,571,084
4.4
Total Common Stock
(Cost $3,453,212,784)
3,837,849,776
59.2
PREFERRED STOCK: 0.9%
Consumer Discretionary: 0.7%
413,251
(4)(5)
Waymo LLC., Series
A-2
43,783,944
0.7
Industrials: 0.1%
167,451
Boeing Co.
9,897,191
0.1
Utilities: 0.1%
203,220
(3)(6)
CMS Energy Corp.
10/15/2078
4,552,128
0.1
Total Preferred Stock
(Cost $49,297,411)
58,233,263
0.9
Principal
Amount† RA . Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: 15.3%
United States Treasury Notes: 15.3%
289,997,000
4.000
%,
02/28/2030 290,699,338
4.5
230,086,000
4.125
%,
10/31/2029 231,816,139
3.6
260,311,000
4.250
%,
11/15/2034 261,124,472
4.0
202,220,000
4.375
%,
12/31/2029 205,924,733
3.2
989,564,682
15.3
Total U.S. Treasury
Obligations
(Cost $972,629,139)
989,564,682
15.3
CORPORATE BONDS/NOTES: 9.9%
Communications: 0.9%
18,890,000
(7)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 18,348,433
0.3
30,844,000
(7)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 30,403,504
0.5
2,782,000
(7)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 2,779,352
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
600,000  Lamar Media Corp.,
3.625%,
01/15/2031 $ 536,754
0.0
3,610,000
(3)
Lamar Media Corp.,
3.750%,
02/15/2028 3,438,248
0.1
845,000  Lamar Media Corp.,
4.875%,
01/15/2029 822,415
0.0
902,000  Motorola Solutions, Inc.,
2.300%,
11/15/2030 788,626
0.0
631,000  Motorola Solutions, Inc.,
2.750%,
05/24/2031 559,260
0.0
57,676,592
0.9
Consumer, Cyclical: 2.6%
2,889,000  Cedar Fair L.P.,
5.250%,
07/15/2029 2,736,553
0.0
8,346,000
(3)
Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 5.375%,
04/15/2027 8,245,832
0.1
8,760,000  Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 6.500%,
10/01/2028 8,821,723
0.1
6,603,974
(7)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 6,578,580
0.1
7,024,000
(7)
Hilton Domestic
Operating Co., Inc.,
3.625%,
02/15/2032 6,161,713
0.1
8,935,000
(3)(7)
Hilton Domestic
Operating Co., Inc.,
3.750%,
05/01/2029 8,340,981
0.1
12,275,000
(7)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 11,124,801
0.2
5,260,000  Hilton Domestic
Operating Co., Inc.,
4.875%,
01/15/2030 5,091,382
0.1
4,990,000
(7)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 4,985,336
0.1
13,467,000
(7)
Hilton Domestic
Operating Co., Inc.,
5.750%,
05/01/2028 13,474,498
0.2
6,073,000
(3)(7)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 6,096,544
0.1
4,495,000  Hilton Worldwide
Finance LLC / Hilton
Worldwide Finance
Corp., 4.875%,
04/01/2027 4,460,718
0.1
14,359,000
(7)
KFC Holding Co./Pizza
Hut Holdings LLC/Taco
Bell of America LLC,
4.750%,
06/01/2027 14,174,647
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,398,000
(7)
Life Time, Inc., 6.000%,
11/15/2031 $ 1,386,973
0.0
7,491,165
(7)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 7,528,136
0.1
6,402,000
(7)
Six Flags Entertainment
Corp., 5.500%,
04/15/2027 6,339,927
0.1
3,047,000
(3)(7)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 3,056,162
0.1
4,885,000
(3)(7)
Vail Resorts, Inc.,
6.500%,
05/15/2032 4,942,356
0.1
8,476,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 7,600,374
0.1
3,957,000  Yum! Brands, Inc.,
4.625%,
01/31/2032 3,695,086
0.1
7,623,000
(3)(7)
Yum! Brands, Inc.,
4.750%,
01/15/2030 7,372,658
0.1
12,932,000  Yum! Brands, Inc.,
5.350%,
11/01/2043 12,203,863
0.2
6,106,000
(3)
Yum! Brands, Inc.,
5.375%,
04/01/2032 5,961,249
0.1
5,778,000  Yum! Brands, Inc.,
6.875%,
11/15/2037 6,208,767
0.1
166,588,859
2.6
Consumer, Non-cyclical: 1.5%
9,730,000
(3)(7)
Avantor Funding, Inc.,
3.875%,
11/01/2029 8,991,185
0.1
12,680,000
(7)
Avantor Funding, Inc.,
4.625%,
07/15/2028 12,233,035
0.2
574,000  Becton Dickinson & Co.,
3.700%,
06/06/2027 564,039
0.0
5,697,000  Biogen, Inc., 3.150%,
05/01/2050 3,581,699
0.1
3,470,000  Biogen, Inc., 5.200%,
09/15/2045 3,143,849
0.1
4,026,000
(7)
Charles River
Laboratories
International, Inc.,
3.750%,
03/15/2029 3,709,360
0.1
1,868,000
(7)
Charles River
Laboratories
International, Inc.,
4.000%,
03/15/2031 1,673,282
0.0
7,859,000
(3)(7)
Charles River
Laboratories
International, Inc.,
4.250%,
05/01/2028 7,503,034
0.1
4,423,000
(7)
Gartner, Inc., 3.625%,
06/15/2029 4,169,841
0.1
2,602,000
(7)
Gartner, Inc., 3.750%,
10/01/2030 2,402,209
0.0
2,536,000
(7)
Gartner, Inc., 4.500%,
07/01/2028 2,488,608
0.0
2,749,000
(3)(7)
Hologic, Inc., 3.250%,
02/15/2029 2,537,928
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
3,141,000
(7)
IQVIA, Inc., 5.000%,
05/15/2027 $ 3,098,967
0.0
6,416,000  IQVIA, Inc., 5.700%,
05/15/2028 6,536,717
0.1
4,109,000
(7)
IQVIA, Inc., 6.500%,
05/15/2030 4,185,390
0.1
5,481,000
(7)
Korn Ferry, 4.625%,
12/15/2027 5,317,525
0.1
7,865,000
(7)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 7,974,945
0.1
1,263,000
(7)
PRA Health Sciences,
Inc., 2.875%,
07/15/2026 1,226,510
0.0
1,272,000  Revvity, Inc., 3.300%,
09/15/2029 1,191,573
0.0
4,105,000  Service Corp.
International, 3.375%,
08/15/2030 3,661,429
0.1
760,000
(3)
Service Corp.
International, 4.625%,
12/15/2027 744,433
0.0
3,501,000
(3)
Service Corp.
International, 5.750%,
10/15/2032 3,444,936
0.1
4,382,000
(7)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 4,338,763
0.1
2,282,000  Teleflex, Inc., 4.625%,
11/15/2027 2,231,773
0.0
96,951,030
1.5
Financial: 3.2%
10,610,000
(7)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
04/15/2028 10,658,120
0.2
3,600,000
(7)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 3,613,889
0.1
831,000  American Tower Corp.,
1.500%,
01/31/2028 763,244
0.0
3,495,000  American Tower Corp.,
1.875%,
10/15/2030 2,991,571
0.1
2,727,000  American Tower Corp.,
2.100%,
06/15/2030 2,385,758
0.0
2,793,000  American Tower Corp.,
2.900%,
01/15/2030 2,570,514
0.0
4,010,000  American Tower Corp.,
3.800%,
08/15/2029 3,852,153
0.1
5,029,000
(7)
AmWINS Group, Inc.,
6.375%,
02/15/2029 5,070,469
0.1
2,318,000
(7)
AssuredPartners, Inc.,
7.500%,
02/15/2032 2,476,228
0.0
5,628,000
(7)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 5,414,335
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,060,000  Crown Castle, Inc.,
4.300%,
02/15/2029 $ 1,036,672
0.0
4,051,000  Crown Castle, Inc.,
4.900%,
09/01/2029 4,034,227
0.1
6,752,000  Crown Castle, Inc.,
5.200%,
09/01/2034 6,611,452
0.1
812,000  Crown Castle, Inc.,
5.600%,
06/01/2029 830,098
0.0
2,790,000
(7)
HUB International Ltd.,
5.625%,
12/01/2029 2,701,500
0.0
61,659,000
(7)
HUB International Ltd.,
7.250%,
06/15/2030 63,550,451
1.0
33,652,000
(3)(7)
HUB International Ltd.,
7.375%,
01/31/2032 34,284,927
0.5
2,001,000
(3)(7)
Ryan Specialty
Group LLC, 4.375%,
02/01/2030 1,906,383
0.0
5,240,000
(7)
Ryan Specialty LLC,
5.875%,
08/01/2032 5,180,019
0.1
7,851,000  SBA Communications
Corp., 3.125%,
02/01/2029 7,171,557
0.1
12,332,000  SBA Communications
Corp., 3.875%,
02/15/2027 12,003,089
0.2
411,000
(7)
SBA Tower Trust,
6.599%,
11/15/2052 421,531
0.0
11,269,000
(7)
USI, Inc., 7.500%,
01/15/2032 11,510,461
0.2
1,804,000  VICI Properties L.P.,
5.125%,
05/15/2032 1,767,277
0.0
5,048,000
(3)
VICI Properties L.P.,
5.750%,
04/01/2034 5,078,904
0.1
2,784,000
(7)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 2,725,696
0.1
2,109,000
(7)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 1,987,584
0.0
676,000
(7)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
12/01/2029 656,436
0.0
2,012,000
(7)
VICI Properties L.P.
/ VICI Note Co., Inc.,
5.750%,
02/01/2027 2,041,725
0.0
205,296,270
3.2
Industrial: 0.8%
3,558,000  Ball Corp., 6.000%,
06/15/2029 3,604,624
0.1
2,376,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 2,239,105
0.0
902,000  Martin Marietta
Materials, Inc., 2.400%,
07/15/2031 781,187
0.0
3,469,000  TransDigm, Inc.,
4.625%,
01/15/2029 3,296,304
0.1
8,721,000  TransDigm, Inc.,
5.500%,
11/15/2027 8,628,281
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
15,449,000
(7)
TransDigm, Inc.,
6.375%,
03/01/2029 $ 15,625,814
0.2
12,151,000
(7)
TransDigm, Inc.,
6.625%,
03/01/2032 12,321,045
0.2
5,979,000
(7)
TransDigm, Inc.,
7.125%,
12/01/2031 6,158,896
0.1
52,655,256
0.8
Technology: 0.9%
1,731,000
(7)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 1,644,790
0.0
3,295,000
(7)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 3,101,632
0.0
4,891,000  Booz Allen Hamilton,
Inc., 5.950%,
08/04/2033 4,882,565
0.1
3,516,000
(7)
Broadcom, Inc.,
4.150%,
04/15/2032 3,336,300
0.1
1,284,000  Broadridge Financial
Solutions, Inc., 2.600%,
05/01/2031 1,126,211
0.0
918,000  Crowdstrike Holdings,
Inc., 3.000%,
02/15/2029 845,822
0.0
3,574,000
(7)
Ellucian Holdings, Inc.,
6.500%,
12/01/2029 3,523,709
0.1
3,629,000
(7)
MSCI, Inc., 3.250%,
08/15/2033 3,134,626
0.0
11,448,000
(7)
MSCI, Inc., 3.625%,
09/01/2030 10,599,803
0.2
3,440,000
(7)
MSCI, Inc., 3.625%,
11/01/2031 3,116,996
0.0
9,157,000
(7)
MSCI, Inc., 3.875%,
02/15/2031 8,521,627
0.1
3,699,000
(7)
MSCI, Inc., 4.000%,
11/15/2029 3,536,676
0.1
4,719,000
(7)
PTC, Inc., 4.000%,
02/15/2028 4,542,582
0.1
2,112,000  VMware LLC, 4.700%,
05/15/2030 2,094,214
0.0
5,034,000  Workday, Inc., 3.800%,
04/01/2032 4,661,290
0.1
58,668,843
0.9
Total Corporate Bonds/
Notes
(Cost $632,030,998)
637,836,850
9.9
BANK LOANS: 9.5%
Communications: 0.2%
14,654,956  SBA Senior Finance
II LLC, Initial Term
Loan (2024), 6.081%,
(TSFR1M+3.500%),
01/25/2031 14,663,104
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: 1.0%
195,500
(8)
Four Seasons Holdings
Inc., 2024-2 Repricing
Term Loan (First Lien),
11/30/2029 $ 195,683
0.0
21,770,713  Hilton Worldwide,
Series B-4 Term
Loan, 6.070%,
(TSFR1M+3.500%),
11/08/2030 21,757,106
0.4
9,937,924  IRB Holding Corp., 2024
Second Replacement
Term B Loan, 6.825%,
(TSFR1M+3.500%),
12/15/2027 9,884,348
0.2
8,346,200  SkyMiles IP Ltd. (Delta
Air Lines, Inc.), Initial
Term Loan, 8.043%,
(US0003M +3.750%),
10/20/2027 8,424,446
0.1
19,884,000  Varsity Brands LLC,
2025 Replacement
Term Loan, 7.819%,
(TSFR3M+3.500%),
08/26/2031 19,536,030
0.3
1,625,000
(8)
Wyndham Hotels &
Resort, 2024 Term B
Loan,
05/24/2030 1,626,651
0.0
61,424,264
1.0
Consumer, Non-cyclical: 0.9%
975,508  ADMI Corp.,
Amendment No. 4
Refinancing Term
Loan, 7.814%,
(TSFR1M+3.375%),
12/23/2027 965,753
0.0
5,475,369  ADMI Corp.,
Amendment No. 5
Incremental Term
Loan, 8.189%,
(TSFR1M+3.750%),
12/23/2027 5,441,148
0.1
31,432,232
(8)
Loire Finco Luxembourg
Sarl, Term Loan B 1L,
01/31/2030 31,353,651
0.5
18,444,482  Medline Borrower,
LP, Third Amendment
Incremental Term
Loan, 6.575%,
(TSFR1M+2.250%),
10/23/2028 18,437,897
0.3
1,749,000
(8)
Mister Car Wash
Holdings, Inc., 2024
Term Loan,
03/27/2031 1,744,191
0.0
57,942,640
0.9
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: 3.5%
31,884,090  AmWINS Group,
Inc., Initial Term
Loan, 6.575%,
(TSFR1M+2.250%),
01/30/2032 $ 31,662,049
0.5
24,791,293  AssuredPartners,
Inc., 2024 Term
Loan, 7.825%,
(TSFR1M+3.500%),
02/14/2031 24,845,536
0.4
27,508,788  Broadstreet Partners,
Inc., 2024 Term
B Loan, 0.073%,
(TSFR1M+3.000%),
06/13/2031 27,302,472
0.4
16,547,000  CPI Holdco B, LLC,
First Amendment
Incremental Term
Loan, 6.575%,
(TSFR1M+2.250%),
05/17/2031 16,464,265
0.3
95,198,154  Hub International
Limited, 2025
Incremental Term Loan,
6.787%,
06/20/2030 94,882,763
1.5
3,500,228  Mariner Wealth
Advisers LLC, Initial
Term Loan, 6.799%,
(TSFR3M+2.500%),
08/18/2028 3,494,760
0.1
468,780  Truist Insurance
Holdings LLC, Initial
Term Loan (Second
Lien), 9.049%,
(TSFR1M+4.750%),
05/06/2032 473,908
0.0
15,660,896  USI, Inc., 2024-C
Term Loan, 6.549%,
(TSFR3M+2.250%),
09/29/2030 15,521,906
0.2
10,037,343  USI, Inc., 2024-D
Term Loan, 6.549%,
11/21/2029 9,962,063
0.1
224,609,722
3.5
Health Care: 0.5%
9,704,000  athenahealth Group
Inc., Initial Term
Loan, 7.325%,
(TSFR1M+3.000%),
02/15/2029 9,619,090
0.1
62,052  Avantor Funding, Inc.,
Incremental B-6 Dollar
Term Loan, 6.425%,
(TSFR1M+2.000%),
11/08/2027 62,174
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
16,654,200  Icon Parent Inc,
Initial Term Loan
(First Lien), 7.315%,
(TSFR3M+3.000%),
11/13/2031 $ 16,535,539
0.3
5,813,100  Icon Parent Inc, Initial
Term Loan (Second
Lien), 9.315%,
(TSFR3M+5.000%),
11/12/2032 5,816,733
0.1
32,033,536
0.5
Industrial: 1.0%
31,818,956  Filtration Group
Corporation, 2025
Incremental Dollar
Term Loan, 7.325%,
(TSFR1M+3.000%),
10/21/2028 31,818,956
0.5
11,350,245  Filtration Group
Corporation, 2025
Incremental Euro
Term Loan, 5.863%,
(EUR001M+3.500%),
10/21/2028 12,303,739
0.2
1,499,207  Trans Union LLC, 2019
Replacement Term
B-5 Loan, 6.175%,
(TSFR1M+1.750%),
11/16/2026 1,502,955
0.0
6,721,468  TransDigm Inc.,
Tranche I Term Loan,
7.049%, (US0003M
+2.750%),
08/24/2028 6,727,517
0.1
14,697,969  TransDigm Inc.,
Tranche K Term Loan,
7.049%, (US0003M
+2.750%),
03/22/2030 14,615,293
0.2
66,968,460
1.0
Technology: 2.4%
10,001,002  Applied Systems, Inc.,
Initial Term Loan (2024)
(Second Lien), 8.799%,
(TSFR3M+4.500%),
02/23/2032 10,263,528
0.1
59,507,458  Applied Systems, Inc.,
Tranche B2, 7.604%,
(TSFR3M+3.500%),
02/24/2031 59,498,175
0.9
15,774,730  Azalea TopCo, Inc.,
Initial Term Loan
(First Lien), 7.575%,
(TSFR1M+3.250%),
04/30/2031 15,697,497
0.2
5,777,616  CCC Intelligent
Solutions Inc., Initial
Term Loan, 6.325%,
01/23/2032 5,776,714
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
14,671,525  Epicor Software
Corporation (fka
Eagle Parent Inc.),
Term E Loan, 7.075%,
(TSFR1M+2.750%),
05/30/2031 $ 14,654,344
0.2
6,168,859  Informatica Corp.,
Term B Loan, 6.575%,
(TSFR1M+3.500%),
10/27/2028 6,198,420
0.1
4,919,854  Quartz AcquireCo, LLC,
Term B-2 Loan, 6.549%,
(TSFR3M+2.250%),
06/28/2030 4,950,603
0.1
10,779,000  Sophia, L.P., Initial
Term Loan (First
Lien), 7.325%,
(TSFR1M+3.000%),
10/09/2029 10,779,000
0.2
13,735,295  Storable, Inc., Term
Loan 1L, 7.575%,
03/04/2031 13,752,465
0.2
16,887,258  UKG Inc., 2024
Refinancing Term Loan
(First Lien), 7.300%,
(TSFR3M+3.000%),
02/10/2031 16,881,094
0.3
158,451,840
2.4
Total Bank Loans
(Cost $617,135,804)
616,093,566
9.5
ASSET-BACKED SECURITIES: 0.1%
Other Asset-Backed Securities: 0.1%
4,483,800
(7)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 4,407,833
0.1
3,561,600
(7)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,353,284
0.0
7,761,117
0.1
Total Asset-Backed
Securities
(Cost $7,997,183)
7,761,117
0.1
Total Long-Term
Investments
(Cost $5,732,303,319)
6,147,339,254
94.9
SHORT-TERM INVESTMENTS: 8.7%
Corporate Bonds/Notes: 0.3%
500,000
(9)
Bank of America N.A.,
4.510
%,
08/07/2025 500,294
0.0
900,000
(9)
Bank of America N.A.,
4.530
%,
08/05/2025 900,580
0.0
950,000
(9)
Barclays Bank PLC,
4.530
%,
08/19/2025 950,665
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Corporate Bonds/Notes (continued)
900,000
(9)
Commonwealth Bank
of Australia,
4.510
%,
08/11/2025 $ 900,529
0.0
900,000
(9)
Credit Industriel et
Commercial S.A.,
07/14/2025 888,949
0.0
1,450,000
(9)
Credit Industriel et
Commercial S.A.,
4.580
%,
08/22/2025 1,451,193
0.0
2,000,000
(9)
DZ Bank AG,
4.485
%,
08/15/2025 2,001,052
0.1
1,500,000
(9)
Landesbank Baden-
Wurttemberg,
0.010
%,
09/03/2025 1,501,105
0.0
1,850,000
(9)
Mizuho Bank Ltd.,
4.557
%,
08/08/2025 1,851,366
0.1
800,000
(9)(10)
MUFG Bank Ltd.,
4.511
%, (SOFRRATE +
0.190%),
09/10/2025 800,624
0.0
700,000
(9)
MUFG Bank Ltd.,
4.527
%,
08/27/2025 700,467
0.0
900,000
(9)
Natixis,
4.532
%,
08/06/2025 900,545
0.0
900,000
(9)
Oversea-Chinese
Banking Corporation
Ltd.,
4.530
%,
05/12/2025 900,242
0.0
600,000
(9)
Sumitomo Mitsui
Banking Corp.,
05/20/2025 596,480
0.0
2,250,000
(9)
Sumitomo Mitsui
Banking Corp.,
4.523
%,
08/20/2025 2,251,471
0.1
950,000
(9)
Sumitomo Mitsui
Banking Corp.,
4.544
%,
08/18/2025 950,684
0.0
900,000
(9)
Sumitomo Mitsui
Banking Corp.,
4.566
%,
05/15/2025 900,325
0.0
700,000
(9)
Swedbank AB,
4.510
%,
08/04/2025 700,398
0.0
800,000
(9)
Swedbank AB,
4.510
%,
08/14/2025 800,506
0.0
900,000
(9)
Toyota Motor Credit
Corp.,
08/11/2025 886,059
0.0
Total Corporate Bonds/
Notes
(Cost $21,333,534)
21,333,534
0.3
Certificates of Deposit: 0.1%
2,050,000
(9)
BNP Paribas S.A.,
4.497
%,
09/15/2025 2,051,573
0.1
1,300,000
(9)
Credit Agricole
Corporate And
Investment Bank,
4.600
%,
06/17/2025 1,300,868
0.0
900,000
(9)(10)
Mitsubishi UFJ Trust &
Banking Corp. YCd,
4.566
%, (SOFRRATE +
0.230%),
08/08/2025 900,618
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposit (continued)
600,000
(9)
Svenska
Handelsbanken AB,
4.457
%,
09/11/2025 $ 600,387
0.0
Total Certificates of
Deposit
(Cost $4,853,446)
4,853,446
0.1
Commercial Paper: 0.2%
2,100,000
(9)
ANZ Banking Group
Ltd.,
4.480
%,
08/27/2025
(Cost $2,101,031)
2,101,031
0.1
1,400,000
(9)
Bank Of Montreal,
4.510
%,
09/05/2025
(Cost $1,400,875)
1,400,875
0.0
1,500,000
(9)
Commonwealth Bank
of Australia,
4.480
%,
08/26/2025
(Cost $1,500,819)
1,500,819
0.0
1,600,000
(9)
Macquarie Bank Ltd.,
4.550
%,
09/18/2025
(Cost $1,601,496)
1,601,496
0.0
600,000
(9)
Mizuho Bank Ltd.,
05/23/2025
(Cost $596,270)
596,270
0.0
1,450,000
(9)
National Australia
Bank Ltd.,
4.500
%,
09/04/2025
(Cost $1,450,831)
1,450,831
0.0
1,000,000
(9)
National Australia
Bank Ltd.,
4.530
%,
08/27/2025
(Cost $1,000,648)
1,000,648
0.0
1,050,000
(9)
Oversea-Chinese
Banking Corporation
Ltd.,
4.530
%,
09/15/2025
(Cost $1,050,739)
1,050,739
0.0
920,000
(9)
Santander UK PLC,
05/06/2025
(Cost $916,104)
916,104
0.0
1,350,000
(9)
Svenska
Handelsbanken AB,
4.500
%,
09/10/2025
(Cost $1,350,859)
1,350,859
0.0
2,050,000
(9)
United Overseas
Bank Ltd.,
4.360
%,
09/19/2025
(Cost $2,051,909)
2,051,909
0.1
Total Commercial Paper
(Cost $15,021,581)
15,021,581
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: 3.5%
12,777,596
(9)
Bethesda Securities,
Repurchase
Agreement dated
03/31/2025, 4.460%,
due 04/01/2025
(Repurchase Amount
$12,779,157,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-5.500%, Market
Value plus accrued
interest $13,033,148,
due 10/01/27-01/01/57)
$ 12,777,596
0.2
60,720,621
(9)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2025, 4.390%,
due 04/01/2025
(Repurchase Amount
$60,727,924,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.000%, Market
Value plus accrued
interest $61,935,033,
due 02/01/36-02/01/57)
60,720,621
0.9
14,137,203
(9)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2025, 4.450%,
due 04/01/2025
(Repurchase Amount
$14,138,927,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-5.500%, Market
Value plus accrued
interest $14,419,947,
due 07/01/42-11/01/54)
14,137,203
0.2
27,093,471
(9)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase Amount
$27,096,789,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.538%, Market Value
plus accrued interest
$27,640,182, due
04/21/25-03/15/66)
27,093,471
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
45,284,000
(9)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase Amount
$45,289,409,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$46,189,682, due
04/10/25-12/15/66)
$ 45,284,000
0.7
60,782,109
(9)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase Amount
$60,789,553,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$61,915,532, due
04/15/26-02/15/53)
60,782,109
1.0
5,348,924
(9)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $5,349,564,
collateralized by various
U.S. Government
Securities, 4.875%,
Market Value plus
accrued interest
$5,455,904, due
10/31/28)
5,348,924
0.1
Total Repurchase
Agreements
(Cost $226,143,924)
226,143,924
3.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 4.6%
297,937,088
(11)
T. Rowe Price
Government Reserve
Investment Fund,
4.390%
(Cost $297,937,088) $ 297,937,088 4.6
Total Short-Term
Investments
(Cost $565,289,573)
$ 565,289,573
8.7
Total Investments in
Securities
(Cost $6,297,592,892) $ 6,712,628,827 103.6
Liabilities in Excess of
Other Assets (234,825,476) (3.6)
Net Assets $ 6,477,803,351 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this security is pledged to cover open written call options at March 31, 2025.
(2)
Non-income producing security.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2025, the Portfolio held restricted securities with a fair value of $43,783,944 or 0.7% of net assets. Please refer to the table below for additional details.
(6)
Preferred Stock may be called prior to convertible date.
(7)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(8)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(11)
Rate shown is the 7-day yield as of March 31, 2025.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 7,761,117 $ — $ 7,761,117
Bank Loans — 616,093,566 — 616,093,566
Common Stock* 3,837,849,776 — — 3,837,849,776
Corporate Bonds/Notes — 637,836,850 — 637,836,850
Preferred Stock 4,552,128 9,897,191 43,783,944 58,233,263
Short-Term Investments 297,937,088 267,352,485 — 565,289,573
U.S. Treasury Obligations — 989,564,682 — 989,564,682
Total Investments, at fair value $ 4,140,338,992 $ 2,528,505,891 $ 43,783,944 $ 6,712,628,827
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (19,851,298) $ — $ (19,851,298)
Total Liabilities $ — $ (19,851,298) $ — $ (19,851,298)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, VY
®
T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Waymo LLC., Series A-2 5/8/2020 $ 35,484,706 $ 43,783,944
$ 35,484,706 $ 43,783,944
At March 31, 2025, the following OTC written equity options were outstanding for VY
®
T. Rowe Price Capital Appreciation Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Abbott Laboratories
Bank of America N.A. Call 01/16/26 USD 130.000 633 USD 8,358,132 $ 350,524 $ (861,487)
Abbott Laboratories
Bank of America N.A. Call 01/16/26 USD 145.000 313 USD 4,132,852 179,577 (208,462)
AbbVie, Inc.
Bank of America N.A. Call 01/16/26 USD 195.000 422 USD 8,760,720 300,464 (1,156,309)
AbbVie, Inc.
Bank of America N.A. Call 01/16/26 USD 210.000 384 USD 7,971,840 402,048 (721,554)
Alliant Energy Corp.
UBS Securities LLC Call 07/18/25 USD 67.500 332 USD 2,136,420 19,588 (43,683)
American Electric
Power Co., Inc.
Goldman Sachs & Co. Call 01/16/26 USD 110.000 281 USD 3,070,487 65,754 (224,911)
American Electric
Power Co., Inc.
Goldman Sachs & Co. Call 01/16/26 USD 115.000 209 USD 2,283,743 55,803 (121,670)
American Tower Corp.
Goldman Sachs & Co. Call 01/16/26 USD 210.000 211 USD 4,555,068 194,542 (505,249)
American Tower Corp.
Goldman Sachs & Co. Call 01/16/26 USD 210.000 139 USD 3,000,732 147,201 (332,842)
Aon PLC
Wells Fargo
Securities, LLC Call 12/19/25 USD 390.000 91 USD 3,631,719 212,667 (354,153)
Aon PLC
Wells Fargo
Securities, LLC Call 12/19/25 USD 430.000 106 USD 4,230,354 136,422 (194,331)
Becton Dickinson &
Co.
Goldman Sachs & Co. Call 09/19/25 USD 255.000 146 USD 3,344,276 64,019 (69,968)
Cardinal Health, Inc.
Barclays Bank PLC Call 01/16/26 USD 140.000 317 USD 4,351,142 255,185 (405,197)
Cardinal Health, Inc.
Barclays Bank PLC Call 01/16/26 USD 140.000 211 USD 2,896,186 177,240 (269,706)
Cboe Global Markets,
Inc.
Barclays Bank PLC Call 01/16/26 USD 230.000 105 USD 2,376,045 136,500 (193,789)
Cencora, Inc.
UBS Securities LLC Call 01/16/26 USD 260.000 211 USD 5,867,699 341,187 (797,098)
Cencora, Inc.
UBS Securities LLC Call 01/16/26 USD 270.000 163 USD 4,532,867 182,071 (510,405)
CenterPoint Energy,
Inc.
Bank of America N.A. Call 12/19/25 USD 35.000 1,055 USD 3,822,265 149,282 (386,199)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
CenterPoint Energy,
Inc.
Bank of America N.A. Call 12/19/25 USD 35.000 619 USD 2,242,637 $ 82,896 $ (226,594)
CME Group, Inc.
Barclays Bank PLC Call 01/16/26 USD 250.000 141 USD 3,740,589 157,920 (443,888)
CME Group, Inc.
Barclays Bank PLC Call 01/16/26 USD 270.000 196 USD 5,199,684 190,120 (381,165)
Danaher Corp.
UBS Securities LLC Call 01/16/26 USD 330.000 300 USD 6,150,000 485,289 (18,347)
DTE Energy Co.
Wells Fargo
Securities, LLC Call 07/18/25 USD 135.000 267 USD 3,691,809 44,487 (221,481)
DTE Energy Co.
Wells Fargo
Securities, LLC Call 07/18/25 USD 135.000 281 USD 3,885,387 34,597 (233,094)
Duke Energy Corp.
UBS Securities LLC Call 01/16/26 USD 120.000 282 USD 3,439,554 89,958 (299,709)
Exelon Corp.
UBS Securities LLC Call 01/16/26 USD 45.000 1,055 USD 4,861,440 87,565 (463,898)
Exelon Corp.
UBS Securities LLC Call 01/16/26 USD 47.000 348 USD 1,603,584 48,024 (113,395)
GE HealthCare
Technologies, Inc.
Wells Fargo
Securities, LLC Call 01/16/26 USD 97.500 384 USD 3,099,264 195,206 (154,019)
GE HealthCare
Technologies, Inc.
Wells Fargo
Securities, LLC Call 01/16/26 USD 100.000 352 USD 2,840,992 183,329 (120,091)
Intercontinental
Exchange, Inc.
Goldman Sachs & Co. Call 01/16/26 USD 165.000 211 USD 3,639,750 165,002 (424,403)
Intercontinental
Exchange, Inc.
Goldman Sachs & Co. Call 01/16/26 USD 185.000 174 USD 3,001,500 109,968 (159,641)
Johnson & Johnson
Wells Fargo
Securities, LLC Call 01/16/26 USD 170.000 428 USD 7,097,952 181,900 (418,634)
Keurig Dr Pepper, Inc.
UBS Securities LLC Call 01/16/26 USD 35.000 1,407 USD 4,814,754 181,616 (331,421)
Keurig Dr Pepper, Inc.
UBS Securities LLC Call 01/16/26 USD 35.000 348 USD 1,190,856 49,552 (81,972)
L3Harris Technologies,
Inc.
Wells Fargo
Securities, LLC Call 12/19/25 USD 230.000 106 USD 2,218,686 158,682 (114,160)
Linde PLC
Wells Fargo
Securities, LLC Call 01/16/26 USD 510.000 87 USD 4,051,068 145,899 (169,129)
Lockheed Martin Corp.
Bank of America N.A. Call 01/16/26 USD 500.000 84 USD 3,752,364 164,808 (171,007)
Lockheed Martin Corp.
Bank of America N.A. Call 01/16/26 USD 520.000 127 USD 5,673,217 442,849 (194,671)
Marsh & McLennan
Cos., Inc.
Barclays Bank PLC Call 12/19/25 USD 250.000 205 USD 4,985,805 177,325 (302,702)
Mastercard, Inc.
Barclays Bank PLC Call 01/16/26 USD 580.000 140 USD 7,661,500 379,331 (487,912)
Mastercard, Inc.
Barclays Bank PLC Call 01/16/26 USD 620.000 70 USD 3,830,750 199,162 (138,965)
McDonald's Corp.
Citigroup Global
Markets Call 01/16/26 USD 320.000 281 USD 8,777,597 238,007 (580,393)
McDonald's Corp.
Citigroup Global
Markets Call 01/16/26 USD 340.000 140 USD 4,373,180 132,860 (172,373)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 660.000 53 USD 3,566,847 186,862 (425,237)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 680.000 52 USD 3,499,548 215,438 (360,588)
Northrop Grumman
Corp.
Citigroup Global
Markets Call 01/16/26 USD 530.000 84 USD 4,300,884 176,568 (339,750)
Northrop Grumman
Corp.
Citigroup Global
Markets Call 01/16/26 USD 560.000 141 USD 7,219,341 340,092 (397,415)
PepsiCo, Inc.
Citigroup Global
Markets Call 01/16/26 USD 160.000 350 USD 5,247,900 145,950 (256,691)
PepsiCo, Inc.
Citigroup Global
Markets Call 01/16/26 USD 165.000 422 USD 6,327,468 211,844 (235,086)
RTX Corp.
Goldman Sachs & Co. Call 01/16/26 USD 140.000 439 USD 5,814,994 350,691 (394,474)
RTX Corp.
Goldman Sachs & Co. Call 01/16/26 USD 140.000 79 USD 1,046,434 47,191 (70,987)
SBA Communications
Corp.
JPMorgan Chase
Bank N.A. Call 12/19/25 USD 230.000 106 USD 2,332,106 95,082 (174,737)
SBA Communications
Corp.
JPMorgan Chase
Bank N.A. Call 12/19/25 USD 230.000 96 USD 2,112,096 93,312 (158,252)
Starbucks Corp.
Wells Fargo
Securities, LLC Call 01/16/26 USD 125.000 301 USD 2,952,509 215,817 (85,869)
Thermo Fisher
Scientific, Inc.
Goldman Sachs & Co. Call 01/16/26 USD 600.000 61 USD 3,035,360 188,014 (100,542)
Visa, Inc.
Goldman Sachs & Co. Call 01/16/26 USD 360.000 211 USD 7,394,706 296,607 (587,458)
Visa, Inc.
Goldman Sachs & Co. Call 01/16/26 USD 390.000 228 USD 7,990,488 353,585 (341,713)
Waste Connections,
Inc.
UBS Securities LLC Call 09/19/25 USD 210.000 211 USD 4,118,509 59,926 (111,752)
Waste Management,
Inc.
JPMorgan Chase
Bank N.A. Call 01/16/26 USD 230.000 352 USD 8,149,152 350,944 (681,810)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Waste Management,
Inc.
JPMorgan Chase
Bank N.A. Call 01/16/26 USD 250.000 105 USD 2,430,855 $ 92,610 $ (106,019)
WEC Energy Group,
Inc.
JPMorgan Chase
Bank N.A. Call 12/19/25 USD 110.000 281 USD 3,062,338 55,357 (183,978)
WEC Energy Group,
Inc.
JPMorgan Chase
Bank N.A. Call 12/19/25 USD 115.000 175 USD 1,907,150 34,125 (74,678)
Willis Towers Watson
PLC
UBS Securities LLC Call 07/18/25 USD 360.000 125 USD 4,224,375 40,409 (70,545)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/16/26 USD 145.000 246 USD 3,871,056 65,163 (529,763)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/16/26 USD 160.000 319 USD 5,019,784 149,416 (383,877)
$ 11,461,429 $ (19,851,298)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 532,507,140
Gross Unrealized Depreciation (117,471,205)
Net Unrealized Appreciation $ 415,035,935